Other Comprehensive Income (Loss) (Details 1 Calc 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Calculation
Other comprehensive income (loss), net of tax	$ (6,525)	$ (292,969)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	(16,099)
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	13,979
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	63,803
Other Comprehensive Income Defined Benefit Plans Net Unamortized Gain Loss Arising During Period Net of Tax	(79,353)	(55,713)	(26,366)
Other Comprehensive Income Reclassification of Defined Benefit Plans Net Gain Loss Recognized in Net Periodic Benefit Cost Net of Tax	$ 11,145	$ 5,395	$ 3,220